Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Total	Share Capital	Equity Reserves, Contributed Surplus	Equity Reserves, Foreign Exchange	Retained Earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2019			85,703,646
Beginning balance at Dec. 31, 2019	$ 199,058	$ 198,223	$ 120,492	$ 9,084	$ (33,573)	$ 102,220	$ 835
Income for the year	52,498	51,622				51,622	876
Other comprehensive loss for the year	(49,553)	(49,355)			(49,355)		(198)
Comprehensive income	2,945	2,267			(49,355)	51,622	678
Shares issued for: Exercise of options and warrants (in shares)			2,175,615
Shares issued for: Exercise of options and warrants	4,402	4,402	$ 5,660	(1,258)
Share-based compensation	7,811	7,811		7,811
Reclassified as cash-based equity awards				0
Dividends to non-controlling interest	(141)						(141)
Ending balance (in shares) at Dec. 31, 2020			87,879,261
Ending balance at Dec. 31, 2020	214,075	212,703	$ 126,152	15,637	(82,928)	153,842	1,372
Income for the year	202,632	201,053				201,053	1,579
Other comprehensive loss for the year	(24,252)	(24,155)			(24,155)		(97)
Comprehensive income	178,380	176,898			(24,155)	201,053	1,482
Shares issued for: Exercise of options and warrants (in shares)			2,325,117
Shares issued for: Exercise of options and warrants	5,550	5,550	$ 6,920	(1,370)
Share-based compensation	7,295	7,295		7,295
Reclassified as cash-based equity awards	(9,389)	(9,389)		(9,389)
Dividends to non-controlling interest	(421)						(421)
Ending balance (in shares) at Dec. 31, 2021			90,204,378
Ending balance at Dec. 31, 2021	$ 395,490	$ 393,057	$ 133,072	$ 12,173	$ (107,083)	$ 354,895	$ 2,433